[LOGO OF PUTNAM INVESTMENTS]








                                            Lincoln National
                                            Global Asset Allocation Fund, Inc.
                                            Semi-Annual Report
                                            June 30,2000

Lincoln National
Global Asset Allocation Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National
Global Asset Allocation Fund, Inc.

Managed by: [LOGO OF PUTNAM INVESTMENTS]


The Fund had a return of -1.2% (net of fees) during the six months ended June 30, 2000 while its customized benchmark (50% S&P 500 Index; 30% Lehman Brothers Aggregate Bond Index; 10% Morgan Stanley EAFE Index; 10% Salomon Brothers World Government Bond, non-US Index) returned 0.5%.

For the six-month period, the U.S. economy remained generally favorable, despite three Federal Reserve Board (Fed) interest-rate hikes, growing inflation concerns, and record levels of stock market volatility. In Europe, growth accelerated due to vibrant exports supported by the weak euro. Japan's economic outlook continued to improve, while other Pacific Basin economies remained robust.

U.S. equity markets broadened and the divergence between growth and value narrowed. The S&P 500 Index's flat performance -0.5%, masked dramatic volatility. European equity markets were also flat, in local currency terms, while the Japanese equity market declined. Globally, technology stocks took a steep dive in April but firmed by the end of the period.


Global bond markets finished the period relatively unchanged, with the U.S. the top performer. The combination of the U.S. Treasury buy-back program and higher short-term interest rates led to a flattening yield curve. All non-Treasury sectors lagged: mortgages turned in the best performance and high yield the worst.

We began the period underweight equities, but returned to a neutral allocation in April as valuations improved. Underperformance was caused primarily by lagging U.S. large-cap growth equity and fixed-income components and the weak euro. Strong stock selection in the U.S. large-cap value, small-cap growth, and international equity components boosted performance.
Looking ahead, we do not foresee valuation extremes in the global equity markets, leading us to currently recommend a neutral stock versus bond allocation. We remain overweight the euro, a position we have held for several months.

William Landes, Ph.D


                         Global Asset Allocation Fund 1

Lincoln National

Global Asset Allocation Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 2000
Investments:

                                             Par            Market
Long-Term Debt Investments:                  Amount         Value
-------------------------------------------------------------------------
U.S. Government and Agency Obligations: 10.3%
-------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (Gold)
  8.50%, 7/1/28                              $  339,516     $  348,959
Federal National Mortgage Association
  5.75%, 4/15/03                                620,000        601,154
  7.50%, 7/1/07                                 172,449        171,749
  6.00%, 5/15/08                              3,235,000      3,015,512
  6.63%, 9/15/09                                855,000        825,955
  6.00%, 3/1/14                                 736,078        697,664
  6.00%, 8/1/14                                 816,049        772,442
  5.50%, 8/15/14                                314,627        291,325
  8.00%, 4/1/25                                 834,847        842,413
  8.00%, 3/1/26                                  38,223         38,545
  8.00%, 8/1/26                                 641,807        647,223
  8.00%, 7/1/29                                  31,535         31,693
  7.50%, 8/1/29                                 387,232        382,150
  7.00%, 9/1/29                               1,052,039      1,016,861
  8.00%, 9/1/29                                 222,020        223,131
  7.00%, 11/1/29                                973,846        940,978
  7.50%, 11/1/29                                380,668        375,434
  7.50%, 11/1/29                                600,374        592,306
  7.50%, 12/1/29                                278,605        274,861
  7.00%, 1/1/30                                 790,000        763,337
  7.00%, 1/1/30                                 320,176        309,370
  7.50%, 1/1/30                                 299,935        295,811
  7.50%, 1/1/30                                 488,318        481,603
  7.50%, 1/1/30                                 310,266        306,000
  7.50%, 1/1/30                                  56,554         53,532
  7.00%, 2/1/30                                 876,536        846,953
  7.50%, 2/1/30                                 397,049        391,590
  7.00%, 4/1/30                                 985,165        951,608
  7.50%, 4/1/30                                  75,001         73,946
  7.00%, 5/1/30                                 988,950        955,264
  7.50%, 5/1/30                                 641,322        632,304
  7.50%, 5/1/30                                  58,608         57,784
  7.50%, 5/1/30                                 530,273        522,816
  7.50%, 5/1/30                                 281,272        277,317
  7.50%, 5/1/30                                 878,547        866,192
  7.00.%, 6/1/30                                994,267        960,089
  7.00%, 6/1/30                                 389,020        375,647
  7.00%, 7/1/30                             (7,295,000)     (7,039,675)
  7.50%, 7/1/30                               (385,000)       (379,345)
  8.00%, 7/1/30                               1,550,000      1,556,297
Government National Mortgage Association
  9.00%, 12/15/09                               187,112        193,544
  10.00%, 6/15/13                               224,453        239,814
  11.00%, 12/15/15                                3,527          3,860
  11.00%, 12/15/15                               16,960         18,560
  11.00%, 12/15/15                               37,919         41,497
  9.00%, 8/15/16                                 25,824         26,930
  9.00%, 12/15/16                               419,114        433,521
  9.00%, 11/15/17                               620,775        649,097
  9.00%, 12/15/17                               624,778        646,255
  9.00%, 12/15/17                               777,750        804,485
  9.50%, 12/15/17                               228,498        237,852
  8.00%, 10/15/22                               364,489        372,576
  7.50%, 1/15/23                                110,017        110,360
  7.50%, 8/15/23                                447,234        448,352
  7.50%, 8/15/23                                 61,218         61,371
  7.50%, 9/15/23                                294,131        294,775
  8.00%, 12/15/23                             1,311,138      1,326,707
  7.00%, 4/15/24                                256,157        251,114
  9.00%, 2/15/25                                608,502        631,511
  10.00%, 3/15/25                               317,334        339,051
  8.00%, 8/15/25                                176,028        178,118
  7.00%, 4/15/26                                193,562        189,086
  8.00%, 6/15/26                                388,709        394,539
  7.00%, 10/15/26                               193,213        188,141

                                             Par            Market
U.S. Gov't. and Agency Obligations (Cont.)   Amount         Value
-------------------------------------------------------------------------
  6.50%, 3/15/28                             $  325,749    $   309,563
  7.00%, 4/15/28                                941,073        916,370
  6.00%, 7/25/29                              2,290,000      2,094,634
  9.00%, 10/15/29                               807,559        835,319
  9.00%, 4/15/30                                668,714        690,865
U.S. Treasury Note
  6.13%, 12/31/01                             4,520,000      4,495,990
  5.88%, 11/15/04                               845,000        832,345
  6.50%, 2/15/10                              4,975,000      5,139,683
U.S. Treasury Bond
  6.50%, 11/15/26                             5,060,000      5,279,796
  6.13%, 11/15/27                               515,000        513,552
  6.13%, 8/15/29                                690,000        697,937
-------------------------------------------------------------------------
                                                            45,235,965
Asset Backed: 3.4%
-------------------------------------------------------------------------
Advanta 1997 A-7
  6.63%, 1/25/29                                615,000        588,515
Advanta Mortgage Loan Trust
  7.05%, 5/25/21                                 57,063         56,696
Collateralized Mortgage Obligations
  9.00%, 11/20/20                               914,494        937,273
Commercial Mortgage Asset Trust
Series 1999-C1 Class A3
  6.64%, 9/17/10                              2,585,000      2,438,317
Donaldson Lufkin Jenrette Commercial Mortgage
Series 1998-CG1 Class A1A
  6.11%, 12/10/07                               954,280        911,778
Goldman Sachs Mortgage Securities Corporation II
Series 1998-C1 Class A2
  6.62%, 10/18/30                             2,203,000      2,092,100
Lehman Brothers Commercial Conduit Mortgage Trust
Series 1999-C1 Class A2
  6.78%, 4/15/09                              2,365,000      2,263,591
Merrill Lynch Mortgage Investors
Series 1998-C2 Class A1
  6.22%, 2/15/30                              1,328,641      1,285,939
Morgan Stanley Capital I
Series 1998-HF1 Class A1
  6.19%, 1/15/07                                104,133        100,419
Mortgage Capital Funding
Series 1998-MC1 Class A1
  6.42%, 6/18/07                                161,648        156,563
PECO
Series 2000-A Class A3
  7.63%, 3/1/10                               1,412,500      1,428,246
PNC 2000 -C1
  7.61%, 2/15/10                                805,000        805,880
PNC Mortgage Securities
  6.60%, 7/25/27                                170,492        168,804
Residential Asset Securities Corporation
Series 2000-KS2 Class AI4
  7.90%, 10/25/28                               670,000        670,268
Residential Asset Securities Corporation
Series 2000-KS3 Class AI4
  8.04%, 9/25/28                                831,000        830,922
Salomon Brothers Mortgage Securites VII
Series 2000-C1 A2
  7.52%, 12/18/09                               388,000        386,487
-------------------------------------------------------------------------
                                                            15,121,798
Aerospace & Defense: 0.3%
-------------------------------------------------------------------------
Aro-Tech
  8.63%, 10/1/07                                 30,000         21,150
BE Aerospace
  8.00%, 3/1/08                                  35,000         29,750
  9.50%, 11/1/08                                 55,000         50,875
Boeing
  6.63%, 2/15/38                                505,000        435,138
Lockheed Martin
  7.25%, 5/15/06                                680,000        660,618
  8.50%, 12/1/29                                245,000        250,153
Sequa
  9.00%, 8/1/09                                  10,000          9,650
-------------------------------------------------------------------------
                                                             1,457,334

                         Global Asset Allocation Fund 2

                                             Par            Market
Automobile & Auto Parts: 0.6%                Amount         Value
-------------------------------------------------------------------------
Aftermarket Technology
  12.00%, 8/1/04                               $ 90,000     $   90,338
Argo-Tech
  8.63%, 10/1/07                                 10,000          7,050
Chrysler
  7.45%, 2/1/97                                 170,000        156,669
DaimlerChrysler
  7.20%, 9/1/09                                 460,000        445,476
Delphi Automotive Systems
  6.13%, 5/1/04                                 450,000        424,481
Dura Operating
  9.00%, 5/1/09                                  40,000         35,000
Federal Mogul
  7.38%, 1/15/06                                 40,000         29,120
  7.75%, 7/1/06                                 130,000         94,653
Ford Motor
  6.63%, 10/1/28                                 40,000         33,863
Hayes Lemmerz International
  8.25%, 12/15/08                                70,000         59,500
Hertz
  7.00%, 1/15/28                                815,000        705,453
Lear
  9.50%, 7/15/06                                100,000         96,500
Navistar International
  7.00%, 2/1/03                                 150,000        144,000
  8.00%, 2/1/08                                  85,000         78,413
Newcor
  9.88%, 3/1/08                                 100,000         30,500
Oxford Automotive
Series D
  10.13%, 6/15/07                               110,000         96,250
Safety Components International**
  10.13%, 7/15/07                                20,000          4,100
Talon Automotive Group
  9.63%, 5/1/08                                  70,000         31,150
Tenneco Automotive
Series B
  11.63%, 10/15/09                               40,000         35,800
-------------------------------------------------------------------------
                                                             2,598,316
Banking, Finance & Insurance: 2.1%
-------------------------------------------------------------------------
Aames Financial
  9.13%, 11/1/03                                 70,000         31,675
Advanta
  7.00%, 5/1/01                                 100,000         96,445
  6.92%, 1/28/02                                 90,000         84,044
Alaska Communications
  9.38%, 5/15/09                                210,000        194,775
Amresco
Series 97-A
  10.00%, 3/15/04                                 6,000          3,060
Amresco
  9.88%, 3/15/05                                 70,000         35,700
Associates Corporation
  6.25%, 11/1/08                                480,000        430,978
Bank United
  8.88%, 5/1/07                                  10,000          8,950
Bankamerica
  5.88%, 2/15/09                                440,000        389,244
Chevy Chase Bank
  9.25%, 12/1/05                                 50,000         47,375
  9.25%, 12/1/08                                100,000         87,500
Citigroup
  6.63%, 1/15/28                                185,000        157,633
Colonial Capital II
  8.92%, 1/15/27                                 35,000         29,369
Conseco Finance
  8.80%, 4/1/27                                  60,000         25,500
Contifinancial**
  7.50%, 3/15/02                                110,000         13,750
  8.13%, 4/1/08                                  70,000          8,750
Delta Financial
  9.50%, 8/1/04                                  75,000         34,125
Finova Capital
  7.25%, 11/8/04                                150,000        132,248
First Union
  8.04%, 12/1/26                                440,000        387,785

                                             Par            Market
Banking, Finance & Insurance (Cont.)         Amount         Value
-------------------------------------------------------------------------
First Union National Bank
  7.88%, 2/15/10                               $235,000     $  231,378
Firstar Bank Milwaukee
  6.25%, 12/1/02                                170,000        165,795
Fleet Financial Group
  7.38%, 12/1/09                                560,000        540,704
Ford Motor Credit
  5.80%, 1/12/09                                265,000        230,903
  7.38%, 10/28/09                               455,000        441,359
General Motors Acceptance
  5.48%, 12/16/02                               105,000        100,510
  5.63%, 1/15/03                                130,000        124,689
  5.75%, 11/10/03                               305,000        289,501
Goldman Sachs
  7.35%, 10/1/09                                590,000        566,442
GS Escrow
  7.13%, 8/1/05                                 110,000         98,275
Heller Financial
  6.00%, 3/19/04                                450,000        421,844
Household Finance
  8.00%, 5/9/05                                 510,000        514,547
Imperial Credit Capital Trust I
  10.25%, 6/14/02                                75,000         57,563
Imperial Credit Industries
  9.88%, 1/15/07                                 35,000         24,588
Merita Bank
  6.50%, 1/15/06                                175,000        165,710
Merrill Lynch
  6.00%, 2/17/09                                195,000        172,810
National Westminster Bank
  7.38%, 10/1/09                                510,000        495,663
NationsBank
  6.88%, 2/15/05                                875,000        854,857
Nationwide Credit
  10.25%, 1/15/08                                29,000         20,445
Ocwen Capital Trust I
  10.88%, 8/1/27                                 10,000          5,350
Ocwen Federal Bank
  12.00%, 6/15/05                                 5,000          4,675
Ocwen Financial
  11.88%, 10/1/03                                 5,000          4,575
Popular
  6.40%, 8/25/00                                530,000        529,649
Provident Capital Trust I
  8.60%, 12/1/26                                 35,000         29,310
PRT Funding**
  11.63%, 4/15/04                                40,000         26,700
Radnor Holdings
  10.00%, 12/1/03                                10,000          9,000
Resource America
  12.00%, 8/1/04                                 50,000         43,500
Salomon Brothers
  7.30%, 5/15/02                                395,000        394,593
Sovereign Bancorp
  10.50%, 11/15/06                               60,000         59,550
Sprint Capital
  6.88%, 11/15/28                               440,000        381,718
Webster Capital Trust I
  9.36%, 1/29/27                                  5,000          4,426
-------------------------------------------------------------------------
                                                             9,209,535
Building & Materials: 0.1%
-------------------------------------------------------------------------
American Standard
  7.13%, 2/15/03                                125,000        119,688
Building Materials
  8.00%, 12/1/08                                140,000        110,600
Continental Homes Holding
  10.00%, 4/15/06                                35,000         34,738
Dayton Superior
  13.00%, 6/15/09                                60,000         59,400
MDC Holdings
  8.38%, 2/1/08                                  10,000          8,900
NCI Building Systems
  9.25%, 5/1/09                                  30,000         28,350
Toll Brothers
  8.13%, 2/1/09                                  40,000         36,200

                         Global Asset Allocation Fund 3

                                             Par            Market
Building & Materials (Cont.)                 Amount         Value
-------------------------------------------------------------------------
Webb
  9.38%, 5/1/09                                $ 30,000       $ 25,050
  10.25%, 2/15/10                                20,000         17,450
Wheel-Pitts
  9.25%, 11/15/07                                40,000         30,800
-------------------------------------------------------------------------
                                                               471,176
Cable, Media & Publishing: 0.7%
-------------------------------------------------------------------------
Acme Television/Finance
  0.00%, 9/30/04 (1)                            100,000         96,000
Adelphia Communications
  9.88%, 3/1/07                                 100,000         96,250
  7.88%, 5/1/09                                 105,000         88,988
Allbritton Communications
Series B
  8.88%, 2/1/08                                  90,000         83,363
Benedek Communications
  0.00%, 5/15/06 (1)                            100,000         70,500
Capstar Broadcasting
  9.25%, 7/1/07                                 150,000        153,750
  0.00%, 2/1/09 (1)                              85,000         78,625
Capstar Broadcasting PIK
  12.00%, 7/1/09                                 31,400         36,346
Chancellor Media
  8.00%, 11/1/08                                110,000        110,963
Charter Communications
  8.63%, 4/1/09                                 250,000        220,938
Citadel Broadcasting
  10.25%, 7/1/07                                 10,000         10,163
  9.25%, 11/15/08                                30,000         29,250
Classic Cable
  9.38%, 8/1/09                                  60,000         52,650
CSC Holdings
  9.88%, 2/15/13                                125,000        128,750
Diva Systems
  0.00%, 3/1/08 (1)                             170,000         90,950
Fox Family Worldwide
  9.25%, 11/1/07                                 65,000         58,825
Garden State Newspapers
  8.75%, 10/1/09                                125,000        111,250
Golden Sky Systems
  12.38%, 8/1/06 (1)                             50,000         54,750
Granite Broadcasting
  10.38%, 5/15/05                                69,000         65,895
Knology Holdings (1)
  11.88%, 10/15/07                               73,000         39,785
Lamar Media
  9.25%, 8/15/07                                185,000        181,300
Logix Communication Enterprises
  12.25%, 6/15/08                                40,000         16,000
News America Holdings
  7.70%, 10/30/25                               590,000        528,826
Pegasus Communications
  9.75%, 12/1/06                                 10,000          9,675
Pegasus Media
  12.50%, 7/1/05                                 50,000         53,500
Perry-Judd
  10.63%, 12/15/07                               75,000         63,375
Radio One
  7.00%, 5/15/04                                  5,000          5,425
SFX Entertainment
  9.13%, 2/1/08                                  30,000         30,300
  9.13%, 12/1/08                                 40,000         40,400
Spectrasite Holdings
  0.00%, 4/15/09 (1)                             10,000          5,900
TCI Communications
  7.13%, 2/15/28                                100,000         90,982
Telewest
  9.88%, 2/1/10                                 130,000        121,550
Telewest 144A
  0.00%, 2/1/10 (1)                              80,000         43,000
Telewest Communications
  0.00%, 10/1/07 (1)                             30,000         28,575
United International Holdings
  0.00%, 2/15/08 (1)                            110,000         77,550
United Pan Europe
  10.88%, 8/1/09                                130,000        115,050

                                             Par            Market
Cable, Media & Publishing (Cont.)            Amount         Value
-------------------------------------------------------------------------
Verio
  11.25%, 12/1/08                              $ 30,000     $   33,825
Von Hoffman
  10.38%, 5/15/07 (1)                            40,000         37,850
  13.5%, 5/15/09                                 13,321         11,989
-------------------------------------------------------------------------
                                                             3,173,063
Chemicals: 0.4%
-------------------------------------------------------------------------
Borden Chemical &Plastics
  9.50%, 5/1/05                                  10,000          9,050
Dupont (EI) Nemour
  6.88%, 10/15/09                               750,000        730,626
Geo Specialty Chemicals
  10.13%, 8/1/08                                 30,000         25,950
Huntsman
  9.38%, 7/1/07                                  50,000         45,250
  9.50%, 7/1/07                                  50,000         45,750
Huntsman 144A
  9.50%, 7/1/07                                  10,000          9,150
Huntsman ICI Chemicals
  10.13%, 7/1/09                                130,000        131,625
  0.00%, 12/31/09                               120,000         40,200
ISP Holdings
  9.75%, 2/15/02                                 45,000         43,988
Lyondell Chemical
  9.63%, 5/1/07                                 160,000        158,000
  9.88%, 5/1/07                                  30,000         29,700
  10.88%, 5/1/09                                120,000        119,700
Pioneer Americas Acquisition
  9.25%, 6/15/07                                 15,000          9,975
Sterling Chemicals
  12.38%, 7/15/06                                50,000         51,000
Sterling Chemical Holdings
  0.00%, 8/15/08 (1)                             40,000         16,200
Texas Petrochemical
Series B
  11.13%, 7/1/06                                 20,000         17,100
Union Carbide
  6.25%, 6/15/03                                220,000        214,248
-------------------------------------------------------------------------
                                                             1,697,512
Computers & Technology: 0.3%
-------------------------------------------------------------------------
360Networks
  13.00%, 5/1/08                                140,000        140,700
Amazon.com
  0.00%, 5/1/08(1)                              110,000         59,950
Cellnet Data Systems
  0.00%, 10/1/07                                170,000         13,388
Concentric Network
  12.75%, 12/15/07                               10,000         10,600
Exodus Communications
  10.75%, 12/15/09                               30,000         29,100
International Business Machines
  6.50%, 1/15/28                                865,000        783,614
IPC Information Systems
  0.00%, 5/1/08 (1)                              90,000         81,450
Northpoint Communications
  12.88%, 2/15/10                                90,000         65,250
Unisys
  7.88%, 4/1/08                                 200,000        188,000
Verio
  10.63%, 11/15/09                               30,000         33,413
-------------------------------------------------------------------------
                                                             1,405,465
Consumer Products: 0.4%
-------------------------------------------------------------------------
Carter Holdings
  12.00%, 10/1/08                                25,000         23,375
Fortune Brands
  7.13%, 11/1/04                                285,000        280,873
French Fragrance
  10.38%, 5/15/07                                15,000         14,475
Home Interiors & Gifts
  10.13%, 6/1/08                                 60,000         34,500
Iron Age
  9.88%, 5/1/08                                  75,000         49,875
NBTY
  8.63%, 9/15/07                                200,000        171,500

                         Global Asset Allocation Fund 4

                                             Par            Market
Consumer Products (Cont.)                    Amount         Value
-------------------------------------------------------------------------
Procter & Gamble
  6.88%, 9/15/09                               $660,000     $  644,263
Revlon Consumer Products
  9.00%, 11/1/06                                 30,000         21,750
  8.63%, 2/1/08                                  75,000         38,250
Royster Clark
  10.25%, 4/1/09                                 30,000         24,600
William Carter
  10.38%, 12/1/06                               160,000        153,600
-------------------------------------------------------------------------
                                                             1,457,061
Electronics & Electrical Equipment: 0.2%
-------------------------------------------------------------------------
Amkor Technologies
  9.25%, 5/1/06                                  30,000         29,738
Fairchild Semiconductor
  10.13%, 3/15/07                                65,000         65,975
Flextronics International
  8.75%, 10/15/07                                60,000         57,000
HCC Industries
  10.75%, 5/15/07                                40,000         17,000
Northeast Optic Network
  12.75%, 8/15/08                                70,000         67,200
Raytheon
  8.30%, 3/1/10                                 435,000        444,195
Viasystems
  9.75%, 6/1/07                                  75,000         65,250
Zilog
  9.50%, 3/1/05                                  45,000         38,025
-------------------------------------------------------------------------
                                                               784,383
Energy: 0.5%
-------------------------------------------------------------------------
Applied Power
  8.75%, 4/1/09                                  20,000         20,800
Belco Oil & Gas
  8.88%, 9/15/07                                 70,000         65,100
Benton Oil & Gas
  9.38%, 11/1/07                                  5,000          3,150
CMS Panhandle
  6.13%, 3/15/04                                295,000        276,527
Coda Energy
Series B
  10.50%, 4/1/06                                 65,000         65,731
Conoco
  5.90%, 4/15/04                                175,000        166,842
Giant Industries
  9.00%, 9/1/07                                  30,000         27,375
Gulf Canada Resources
  9.63%, 7/1/05                                  60,000         61,350
HS Resources
  9.25%, 11/15/06                                70,000         68,425
Leviathan Gas
  10.38%, 6/1/09                                 40,000         40,600
Nuevo Energy
  9.50%, 6/1/08                                  20,000         19,850
Ocean Energy
  8.38%, 7/1/08                                  50,000         48,750
Ocean Energy Series B
  8.88%, 7/15/07                                 50,000         50,000
Parker Drilling
  5.50%, 8/1/04                                  55,000         45,238
  9.75%, 11/15/06                                10,000          9,725
Phillips Petroleum
  8.5%, 5/25/05                                 500,000        517,942
Pioneer National
  9.63%, 4/1/10                                  40,000         41,370
RBF Finance
  11.00%, 3/15/06                                90,000         96,863
  11.38%, 3/15/09                                80,000         87,200
Seven Seas Petroleum
  12.50%, 5/15/05                                30,000          6,150
Snyder Oil
  8.75%, 6/15/07                                 15,000         15,150
Stone Energy
  8.75%, 9/15/07                                 20,000         19,100
Union Pacific Resources
  7.30%, 4/15/09                                420,000        405,979
Vintage Petroleum
  9.75%, 6/30/09                                 80,000         81,800
-------------------------------------------------------------------------
                                                             2,241,017

                                             Par            Market
Environmental Services: 0.2%                 Amount         Value
-------------------------------------------------------------------------
Allied Waste North America
  7.63%, 1/1/06                                $ 30,000       $ 26,400
  7.88%, 1/1/09                                  50,000         42,875
  10.00%, 8/1/09                                160,000        134,400
Azurix Corp 144A
  10.38%, 2/15/07                                40,000         38,800
Columbia Gas Systems
  7.32%, 11/28/10                               500,000        483,390
Petroleum Geo-Services
  7.50%, 3/31/07                                175,000        167,016
-------------------------------------------------------------------------
                                                               892,881
Food, Beverage & Tobacco: 0.1%
-------------------------------------------------------------------------
AEP Industries
  9.88%, 11/15/07                                30,000         26,700
Albecca
  10.75%, 8/15/08                                40,000         33,900
Aurora Foods
  9.88%, 2/15/07                                 40,000         23,400
  9.88%, 2/15/07                                 20,000         11,700
Doane Pet Care
  9.75%, 5/15/07                                 45,000         38,700
Rab Enterprises
  10.50%, 5/1/05                                 60,000         39,975
Samsonite
  10.75%, 6/15/08                                60,000         50,400
Southland
  5.00%, 12/15/03                                50,000         43,563
Triarc Consumer Products
  10.25%, 2/15/09 (1)                            50,000         48,625
Vlasic Foods International
  10.25%, 7/1/09                                 75,000         26,625
-------------------------------------------------------------------------
                                                               343,588
Healthcare & Pharmaceuticals: 0.2%
-------------------------------------------------------------------------
Alaris Medical Systems
  9.75%, 12/1/06                                 50,000         33,250
Bio-Rad Laboratories
Series 144A
  11.63%, 2/15/07                                30,000         31,050
Columbia/HCA Healthcare
  6.91%, 6/15/05                                 50,000         45,722
  7.00%, 7/1/07                                  20,000         17,730
  7.25%, 5/20/08                                 20,000         17,837
  8.36%, 4/15/24                                 20,000         18,143
  7.69%, 6/15/25                                 20,000         15,840
  6.63%, 7/15/45                                 80,000         76,448
Conmed
  9.00%, 3/15/08                                 30,000         27,525
Dade International
  11.13%, 5/1/06                                 40,000         19,000
Extendicare Health
  9.35%, 12/15/07                                70,000         29,750
Fresenius Medical Care
  9.00%, 12/1/06                                120,000        114,300
Hanger Orthopedic Group
  11.25%, 6/15/09                                30,000         26,250
Hudson Respiratory Care
  9.13%, 4/15/08                                 40,000         28,200
ICN Pharmaceutical
  9.25%, 8/15/05                                 70,000         69,650
  8.75%, 11/15/08                                30,000         29,700
Integrated Health Services**
  9.50%, 9/15/07                                 70,000          1,750
  9.25%, 1/15/08                                 20,000            500
Mariner Post Acute Network**
  0.00%, 11/1/07                                 40,000            600
  9.50%, 11/1/07                                 60,000            900
Mediq**
  11.00%, 6/1/08                                 40,000          4,200
  0.00%, 6/1/09 (1)                              40,000          2,200
Paracelsus Healthcare**
  10.00%, 8/15/06                                50,000         11,250
Tenet Healthcare
  7.63%, 6/1/08                                  50,000         46,063
Triad Hospitals
  11.00%, 5/15/09                                90,000         92,475
                                                               760,333

                         Global Asset Allocation Fund 5

                                             Par            Market
Industrial Machinery: 0.1%                   Amount         Value
-------------------------------------------------------------------------
Ball
  8.25%, 8/1/08                                $ 80,000     $   75,600
Decrane Aircraft
  12.00%, 9/30/08                                30,000         26,663
LTV
  11.75%, 11/15/09                              100,000         84,500
Motors & Gears
  10.75%, 11/15/06                               80,000         77,400
Tyco International Group SA
  6.25%, 6/15/03                                190,000        180,996
Viasystems
  9.75%, 6/1/07                                  55,000         47,850
-------------------------------------------------------------------------
                                                               493,009
Leisure, Lodging & Entertainment: 0.3%
-------------------------------------------------------------------------
AMC Entertainment
  9.50%, 3/15/09                                132,000         62,040
Ameristar Casino
Series B
  10.50%, 8/1/04                                 20,000         20,200
Boyd Gaming
  9.50%, 7/15/07                                 50,000         48,250
Cinemark USA
  9.63%, 8/1/08                                  20,000         10,500
Cinemark USA
Series B
  8.50%, 8/1/08                                  35,000         17,675
Epic Resorts
  13.00%, 6/15/05                                30,000         13,650
Fitzgerald Gaming**
  12.25%, 12/15/04                               70,000         38,850
Harrahs Operating
  7.50%, 1/15/09                                150,000        139,338
Hollywood Casino
  11.25%, 5/1/07                                160,000        164,400
Hollywood Park
  9.25%, 2/15/07                                 30,000         30,000
Hollywood Park
Series B
  9.50%, 8/1/07                                  60,000         60,000
Host Marriot
  8.38%, 2/15/06                                 20,000         18,700
Isle of Capri
  8.75%, 4/15/09                                 60,000         55,800
Isle of Capri/Cap
  13.00%, 8/31/04                                10,000         10,925
Lennar Corp 144A
  9.95%, 5/1/10                                  60,000         59,400
Mohegan Tribal
  8.13%, 1/1/06                                  30,000         28,650
Mohegan Tribal Gaming
  8.75%, 1/1/09                                  60,000         57,300
Park Place Entertainment
  7.88%, 12/15/05                                20,000         18,850
Premier Parks
  9.25%, 4/1/06                                 129,000        121,905
  9.75%, 6/15/07                                100,000         97,125
SBarro
  11.00%, 9/15/09                                40,000         41,100
Starwood Hotels & Resorts
  6.75%, 11/15/05                               110,000         99,606
Trump-Atlantic City
  11.25%, 5/1/06                                300,000        213,000
Venetian Casino
  12.25%, 11/15/04                               70,000         71,050
-------------------------------------------------------------------------
                                                             1,498,314
Metals & Mining: 0.1%
-------------------------------------------------------------------------
AK Steel
  7.88%, 2/15/09                                 60,000         53,550
Anker Coal Group PIK
  14.25%, 9/1/07                                184,255         79,690
Continental Global Group
  11.00%, 4/1/07                                 30,000          8,775
Kaiser Aluminum & Chemical
  12.75%, 2/1/03                                 75,000         68,625
National Steel
  9.88%, 3/1/09                                 110,000         92,400
-------------------------------------------------------------------------

                                             Par            Market
Metals & Mining (Cont.)                      Amount         Value
-------------------------------------------------------------------------
Oregon Steel Mills
  11.00%, 6/15/03                              $ 30,000       $ 20,250
WCI Steel
  10.00%, 12/1/04                                40,000         37,400
WHX
  10.50%, 4/15/05                                50,000         39,250
-------------------------------------------------------------------------
                                                               399,940
Miscellaneous: 0.4%
-------------------------------------------------------------------------
Axia
  10.75%, 7/15/08                                50,000         39,250
Blount
  13.00%, 8/1/09                                 80,000         82,000
Calair LLC/Calair Capital
  8.13%, 4/1/08                                 240,000        217,800
Coinmach
  11.75%, 11/15/05                              100,000         96,500
Day International Group
  9.50%, 3/15/08                                 50,000         42,000
Iron Mountain
  8.75%, 9/30/09                                 20,000         18,500
  8.75%, 9/30/09                                 65,000         60,125
  8.25%, 7/1/11                                 100,000         88,000
Lodestar Holdings
  11.50%, 5/15/05                                50,000         10,250
OutSourcing Solutions
  11.00%, 11/1/06                                20,000         17,500
PP&L Capital Funding
  5.90%, 10/16/00                               785,000        782,745
Polymer Group
  8.75%, 3/1/08                                  40,000         33,400
Premium Standard Farms
  11.00%, 9/17/03                                20,211         18,392
Tekni-Plex
  12.75%, 6/15/10                                90,000         90,450
-------------------------------------------------------------------------
                                                             1,596,912
Packaging & Containers: 0.1%
-------------------------------------------------------------------------
Gaylord Container
  9.38%, 6/15/07                                 30,000         23,550
  9.88%, 2/15/08                                 30,000         19,650
Huntsman Packaging Unit
  13.00%, 6/1/10                                100,000        103,500
Owens-Illinois
  7.15%, 5/15/05                                 80,000         72,560
  8.10%, 5/15/07                                 25,000         23,125
  7.35%, 5/15/08                                 50,000         43,610
Riverwood International
  10.25%, 4/1/06                                 50,000         48,250
  10.88%, 4/1/08                                125,000        110,625
Stone Container
  10.75%, 10/1/02                                75,000         76,406
  12.58%, 8/1/16                                 25,000         25,875
-------------------------------------------------------------------------
                                                               547,151
Paper & Forest Products: 0.2%
-------------------------------------------------------------------------
Boise Cascade
  7.43%, 10/10/05                                10,000          9,456
Georgia-Pacific
  7.75%, 11/15/29                                15,000         13,679
International Paper
  8.13%, 7/8/05                                 590,000        595,809
Packaging Corporation of America
  9.63%, 4/1/09                                  30,000         29,925
Republic Group
  9.50%, 7/15/08                                 20,000         16,700
-------------------------------------------------------------------------
                                                               665,569
Real Estate: 0.0%
-------------------------------------------------------------------------
Atrium
  10.5%, 5/1/09                                  20,000         16,950
HMH Properties
  7.88%, 8/1/08                                 175,000        157,938
Pinnacle Holdings
  0.00%, 3/15/08 (1)                             30,000         20,850
-------------------------------------------------------------------------
                                                               195,738

                         Global Asset Allocation Fund 6

                                             Par            Market
Retail: 0.2%                                 Amount         Value
-------------------------------------------------------------------------
Adams Outdoor Advertising
  10.75%, 3/15/06                              $ 65,000     $   66,950
Affinity Group
  11.00%, 4/1/07                                115,000        102,925
Federated Department Stores
  8.50%, 6/15/03                                475,000        483,219
FRD Acquisition
  12.50%, 7/15/04                                10,000          3,750
French Fragrances
  10.38%, 5/15/07                                10,000          9,450
SAKS
  8.25%, 11/15/08                                90,000         79,881
Sealy Mattress
  0.00%, 12/15/07 (1)                            20,000         14,500
Sears Roebuck Acceptance
  6.88%, 10/15/17                               255,000        219,394
Tricon Global Restaurant
  7.65%, 5/15/08                                 30,000         26,701
-------------------------------------------------------------------------
                                                             1,006,770
Telecommunications: 1.0%
-------------------------------------------------------------------------
Adelphia Communications PIK
  9.50%, 2/15/04                                     81             79
AMSC Acquistion
  12.25%, 4/1/08                                 20,000         15,700
Arch Communications
  13.75%, 4/15/08                                10,000          8,100
Birch Telecom
  14.00%, 6/15/08                                30,000         30,225
BTI Telecom
  10.50%, 9/15/07                               110,000         84,288
Call-Net Enterprises
  9.38%, 5/15/09                                180,000        111,600
Carrier1 International
  13.25%, 2/15/09                                60,000         58,650
Covad Communications Group
  12.50%, 2/15/09                                90,000         72,450
  12.00%, 2/15/10                                20,000         15,700
Crown Castle International
  10.75%, 8/1/11                                 60,000         61,125
Dobson Communications
  10.88%, 7/1/10                                100,000        101,000
Dobson Sygnet
  12.25%, 12/15/08                               50,000         53,500
Echostar DBS
  9.38%, 2/1/09                                 160,000        154,400
Exodus Communications 144A
  11.63%, 7/15/10                               120,000        120,900
Fairchild Semiconductor
  10.38%, 10/1/07                                40,000         40,900
Firstworld Communication
  0.00%, 4/15/08 (1)                            140,000         63,700
Flag Limited
  8.25%, 1/30/08                                 30,000         26,850
Focal Communications
  11.88%, 1/15/10                                30,000         30,300
  0.00%, 2/15/08 (1)                            125,000         85,000
Global Crossing
  9.63%, 5/15/08                                160,000        156,000
Globix
  12.50%, 2/1/10                                 50,000         41,250
Golden Sky DBS (1)
  13.50%, 3/1/07                                 25,000         17,000
GTE
  6.94%, 4/15/28                                120,000        106,278
Hyperion Telecommunications
  12.25%, 9/1/04                                 35,000         35,525
ICG Services
  0.00%, 2/15/08 (1)                             60,000         31,500
  0.00%, 5/1/08 (1)                             165,000         84,975
Intelcom Group USA
  0.00%, 5/1/06 (1)                              60,000         49,950
IPCS
  0.00%, 7/15/10 (1)                             60,000         30,466
KMC Telecom Holdings
  0.00%, 2/15/08 (1)                            205,000         97,375
  13.50%, 5/15/09                                70,000         61,950

                                             Par            Market
Telecommunications (Cont.)                   Amount         Value
-------------------------------------------------------------------------
Level 3 Communications
  10.38%, 5/1/07                               $ 20,000     $   20,450
  11.00%, 3/15/08                                20,000         19,900
  9.13%, 5/1/08                                 150,000        135,375
  8.50%, 5/15/08                                 30,000         27,750
  8.00%, 8/1/08                                  20,000         17,750
Long Distance International
  12.25%, 4/15/08                                10,000          5,500
Loral Space & Communication LTD
  9.50%, 1/15/06                                 30,000         21,900
MGC Communications/MPower Communications
  13.00%, 4/1/10                                 50,000         47,250
Mcleodusa
  8.13%, 2/15/09                                180,000        162,900
Metrocall
  11.00%, 9/15/08                                20,000         14,100
Metromedia Fiber
  10.00%, 11/15/08                              180,000        178,200
Nextel Communications
  12.00%, 11/1/08                                90,000         96,075
  9.38%, 11/15/09                               180,000        172,800
Nextel International
  0.00%, 4/15/08 (1)                            290,000        189,950
Nextel Partners 144A
  11.00%, 3/15/10                                10,000         10,000
Nextlink Communications
  10.50%, 12/1/09                                80,000         78,800
NTL
  0.00%, 4/1/08 (1)                             150,000         94,125
Onepoint Communications
  14.50%, 6/1/08                                 20,000         10,100
Orbital Imaging
  11.63%, 3/1/05                                 40,000         18,500
Price Communications Wireless
  9.13%, 12/15/06                                60,000         60,900
Psinet
  11.00%, 8/1/09                                 30,000         27,900
RCN
  10.13%, 1/15/10                                40,000         33,500
SBA Communications
  0.00%, 3/1/08 (1)                              50,000         35,500
Spectrasite Holdings
  0.00%, 3/15/10 (1)                             20,000         11,000
Spectrasite Holdings
Series B
  0.00%, 3/15/10 (1)                             30,000         16,500
Sprint Capital
  6.90%, 5/1/19                                 440,000        391,519
Startec Global Communications
  12.00%, 5/15/08                                40,000         32,200
Telecommunication Techniques
  9.75%, 5/15/08                                 30,000         27,150
Telecorp PCS
  0.00%, 4/15/09 (1)                             30,000         19,725
Telehub Communications
  0.00%, 7/31/05 (1)                             30,000          6,150
Time Warner Telecommunications LLC
  9.75%, 7/15/08                                 40,000         38,900
Ubiquitel Operat
  0.00%, 4/15/10 (1)                            130,000         75,888
US Unwired
  0.00%, 11/1/09 (1)                             60,000         32,850
US Xchange LLC
  15.00%, 7/1/08                                 30,000         32,925
Viatel
  11.25%, 4/15/08                               109,000         81,205
Viatel 144A
  11.50%, 3/15/09                                68,000         52,020
Voicestream Wire
  10.38%, 11/15/09                              120,000        124,800
Winstar Communications 144A
  0.00%, 4/15/10 (1)                             90,000         42,300
  12.75%, 4/15/10                                74,000         69,375
World Access
Series B
  13.25%, 1/15/08                                75,000         67,219
-------------------------------------------------------------------------
                                                             4,447,687

                         Global Asset Allocation Fund 7

                                             Par            Market
Textiles, Apparel & Furniture: 0.0%          Amount         Value
-------------------------------------------------------------------------
Galey & Lord
  9.13%, 3/1/08                                $ 70,000     $   31,500
Guess
  9.50%, 8/15/03 (1)                              5,000          5,025
Levi Strauss 144A
  6.80%, 11/1/03                                 10,000          8,200
Westpoint Stevens
  7.88%, 6/15/05                                 70,000         58,800
-------------------------------------------------------------------------
                                                               103,525
Transportation & Shipping: 0.3%
-------------------------------------------------------------------------
Continental Airlines
  8.00%, 12/15/05                                10,000          9,250
  6.54%, 3/15/08                                611,509        576,452
Kitty Hawk**
  9.95%, 11/15/04                                20,000          8,000
Northwest Airlines
  7.63%, 3/15/05                                 30,000         26,550
Union Pacific
  7.38%, 9/15/09                                545,000        524,349
US Air
  9.63%, 9/1/03                                 175,000        168,219
-------------------------------------------------------------------------
                                                             1,312,820
Utilities: 0.4%
-------------------------------------------------------------------------
Arizona Public Service
  6.75%, 11/15/06                               315,000        296,433
Calpine
  10.50%, 5/15/06                               140,000        146,300
  8.75%, 7/15/07                                120,000        117,150
  7.75%, 4/15/09                                 80,000         75,800
Cleveland Electric
  9.50%, 5/15/05                                 30,000         30,581
CMS Energy
  6.75%, 1/15/04                                 70,000         64,854
  7.00%, 1/15/05                                130,000        119,812
Jersey Central Power & Light
  6.85%, 11/27/06                               115,000        109,590
KN Energy
  6.45%, 3/1/03                                 320,000        310,444
Midland Funding
  10.33%, 7/23/02                                20,459         20,945
  13.25%, 7/23/06                               100,000        119,125
Midland Funding II
  11.75%, 7/23/05                                80,000         85,300
Northeast Utilities
  8.38%, 3/1/05                                  22,400         21,818
  8.58%, 12/1/06                                 11,205         10,913
NRG Northeast Generating 144A
  8.07%, 12/15/04                               390,000        391,941
Ram Energy
  11.50%, 2/15/08                                30,000         14,888
-------------------------------------------------------------------------
                                                             1,935,894

                                             Par
Foreign Bonds: 8.9%                          Amount***
-------------------------------------------------------------------------
Australian Government (Australia)
  6.75%, 11/15/06                             4,875,000      3,012,868
Bundesrepublic Deutschland (Germany)
  5.63%, 1/4/28                               3,427,100      3,313,712
Bundesrepublic Deutschland (Germany)
Series 98
  4.75%, 7/4/28                                 310,000        264,410
Bundesschatzanweisungen (Germany)
Series 99
  3.00%, 3/16/01                              5,000,000      4,714,531
Deutschland Republic (Germany)
  6.75%, 7/15/04                                325,000        328,612
Government of Canada (Canada)
  4.50%, 6/1/01                              13,025,000      8,709,011
Kingdom of Denmark (Denmark)
  6.00%, 11/15/09                             3,130,000        408,797
Province of Ontario (Canada)
  5.50%, 10/1/08                                475,000        426,265
Quebec Province (Canada)
  5.75%, 2/15/09                                255,000        228,582
Republic of Germany (Germany)
  4.50%, 3/15/02                             13,000,000     12,319,208


                                             Par            Market
Foreign Bonds (Cont.)                        Amount         Value
-------------------------------------------------------------------------
Sweden (Kingdom of) (Sweden)
  5.50%, 4/12/02                            $13,500,000    $ 1,542,586
United Kingdom Treasury Bond (United Kingdom)
  9.75%, 8/27/02                              1,730,000      2,807,334
  9.00%, 10/13/08                               500,000        934,216
-------------------------------------------------------------------------
                                                            39,010,132
Total Long-Term Debt Investments: 31.8%
(Cost $144,038,710)                                        140,062,888
-------------------------------------------------------------------------

                                             Number
Common Stock:                                of Shares
-------------------------------------------------------------------------
Aerospace & Defense: 0.3%
-------------------------------------------------------------------------
Boeing                                           16,485        689,279
Career Education*                                 2,900        140,650
Honeywell International                           8,455        284,828
United Technologies                               3,950        232,556
-------------------------------------------------------------------------
                                                             1,347,313
Automobiles & Auto Parts: 0.1%
-------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) (Germany)         14,968        455,795
Meritor Automotive                                3,916         43,076
-------------------------------------------------------------------------
                                                               498,871
Banking, Finance & Insurance: 8.1%
-------------------------------------------------------------------------
Alleanza Assicurazioni (Italy)                      300          3,995
Allianz AG (Germany)                                724        257,308
American Express                                 48,500      2,528,063
American General                                 11,650        710,650
American International Group                     35,200      4,136,000
Associates First Capital Class A                 12,100        269,981
Axa-UAP (France)                                  4,394        692,095
Banca Intesta (Italy)                            23,400        104,764
Banco Bilbao Vizcaya Argentaria (Spain)           8,730        130,422
Bank One                                         37,433        994,314
Bank of America                                  33,477      1,439,511
Bank of New York                                  1,700         79,050
Bank of Nova Scotia (Canada)                      8,815        216,279
Charter One Financial                            50,890      1,170,470
Chase Manhattan                                  10,500        483,656
Cigna                                            17,220      1,610,070
Citigroup                                        50,228      3,026,237
Comerica                                         20,890        937,439
DBS Group Holdings (Singapore)                   11,282        145,026
Federal National Mortgage                        19,310      1,007,741
Fifth Third Bancorp                              12,250        774,813
First Union                                      15,130        375,413
Firstar                                          30,660        645,776
Fleet Boston Financial                           39,065      1,328,210
ING Groep (Netherlands)                          16,311      1,102,390
Investor AB - B Shares (Sweden)                  37,088        506,931
Jefferson-Pilot                                   6,300        355,556
Julius Baer Holding AG (Switzerland)                104        411,168
Keppel Tatlee Bank Limited (Singapore)           26,000         44,262
Merrill Lynch & Company                          11,365      1,306,975
Morgan (J.P.)                                     7,210        794,001
Morgan Stanley Dean Witter                        8,100        674,325
National City                                    33,775        576,286
Nikko Securities (Japan)                         79,000        781,589
Nomura Securities (Japan)                         5,000        122,256
Northern Trust                                    4,000        260,250
Overseas Chinese Banking (Singapore)              9,700         66,838
Paine Webber Group                               14,300        650,650
PNC Financial Group                              24,640      1,155,000
Promise (Japan)                                      80          6,317
Royal Bank of Scotland Group (United Kingdom)    17,700        295,097
Schwab (Charles)                                 26,100        877,613
State Street Bank                                   700         74,244
Sun Life Financial Services (Canada)*            12,400        209,111
Svenska Handelsbanken - A Shares (Sweden)        10,140        147,223
Swiss Re (Switzerland)                              225        458,564
Wells Fargo                                      24,880        964,100
Zions Bancorp                                    24,200      1,110,553
-------------------------------------------------------------------------
                                                            36,018,582

                         Global Asset Allocation Fund 8

                                             Number         Market
Buildings & Materials: 0.3%                  of Shares      Value
-------------------------------------------------------------------------
Bouygues (France)*                                  794    $   530,567
CRH (Ireland)                                    22,483        405,637
CSR Limited (Australia)                           8,100         22,456
Insituform Technologies-Class A*                  5,100        138,338
Lafarge SA (France)                               3,455        268,469
-------------------------------------------------------------------------
                                                             1,365,467
Business Services: 0.5%
-------------------------------------------------------------------------
ABB (Switzerland)                                 1,150        137,631
ABB (Sweden)                                        330         38,255
Aegis Group (United Kingdom)                     53,905        154,950
Daisytek International*                           4,400         41,525
Hotel Reservations Network*                       3,900        116,025
Invensys (United Kingdom)                        40,015        149,985
Learning Tree International*                      5,900        361,375
Management Network Group*                         9,700        339,500
On Assignment*                                    6,800        207,400
ProBusiness Services*                             4,600        122,188
ProsoftTraining.com*                              7,900        132,819
Sumitomo (Japan)                                 17,300        194,468
-------------------------------------------------------------------------
                                                             1,996,121
Cable, Media & Publishing: 3.5%
-------------------------------------------------------------------------
Acme Communications*                              4,000         73,000
Adelphia Communications Class A*                 15,000        703,125
Asatsu-DK (Japan)                                 1,400         57,382
AT&T - Liberty Media Class A*                    79,000      1,915,750
Carlton Communications (United Kingdom)          36,527        469,448
Citadel Communications*                           5,800        202,638
Classic Communications*                           1,700         15,194
Clear Channel Communications*                    17,000      1,275,000
Echostar Communications - A*                      7,100        235,077
EMAP (United Kingdom)                             9,783        154,519
Gannett                                           4,600        275,138
Havas Advertising (France)                       13,520        309,103
Interep National Radio Sales-Class A*             2,500         13,281
Information Holdings*                             3,800        140,600
InterPublic Group                                21,800        937,400
Mediaset SpA (Italy)                             19,291        294,643
Omnicom Group                                     5,100        454,219
Pegasus Communications*                           8,400        412,125
Publicis (France)                                   434        170,276
Radio One*                                        4,200        124,163
Radio One - Class D*                              8,400        185,325
Regent Communications*                            8,000         68,750
Salem Communications Class A*                     4,400         40,838
Singapore Press Holdings (Singapore)              1,000         15,634
Spanish Broadcasting System B*                      700         11,200
The Ackerley Group                                5,600         65,800
The News Corporation                             10,495        571,978
Time Warner                                      17,400      1,322,400
Tribune                                          21,500        752,500
Viacom Class B*                                  47,262      3,222,678
Wolters Kluwer (Netherlands)                     11,414        303,993
WPP Group (United Kingdom)                       22,321        324,018
YouthStream Media Networks*                       3,400         19,125
-------------------------------------------------------------------------
                                                            15,136,320
Chemicals:1.3%
-------------------------------------------------------------------------
Akzo Nobel (Netherlands)                         12,002        509,841
Avery Dennison                                   10,100        677,963
BOC Group (United Kingdom)                       21,373        306,699
Celanese (Germany)                                    1             19
Clariant (Switzerland)                              590        219,155
Dow Chemical                                     14,685        443,303
DuPont(E.I.)deNemours                            14,300        625,625
Pharmacia                                        41,289      2,134,125
Praxair                                          12,300        460,481
Rohm & Haas                                       7,800        269,100
-------------------------------------------------------------------------
                                                             5,646,311
Computers & Technology: 9.0%
-------------------------------------------------------------------------
About.com*                                          900         28,350
Airgate PCS *                                     5,700        299,606
Allscripts*                                       1,900         43,700
America Online*                                  14,600        770,150

                                             Number         Market
Computers & Technology (Cont.)               of Shares      Value
-------------------------------------------------------------------------
American Superconductor *                         2,100    $   101,325
Ancor Communications*                             8,300        296,855
Apple Computer*                                  25,600      1,340,800
Automatic Data Processing                        19,800      1,060,538
Aware*                                            5,800        296,525
BEA Systems*                                      7,200        355,950
BMC Software*                                    14,000        510,781
Braun Consulting*                                 5,400        114,075
Backweb Technologies*                             1,900         43,463
Black Box*                                        2,800        221,681
Brio Technology*                                    900         19,069
Brocade Communications Systems*                   4,000        733,938
C-Bridge Internet Solutions*                      3,800         66,025
Centillium*                                       2,100        144,900
Chirex*                                           1,600         62,200
Cisco Systems*                                   55,200      3,508,650
Click Commerce*                                   6,300        142,538
Computer Associates International                20,300      1,039,106
Comverse Technology*                              6,700        623,100
Crossroads Systems*                               2,700         68,175
Cybex Computer Products*                          4,200        180,600
Cysive*                                           1,800         42,975
Dell Computer*                                   22,400      1,104,600
Dendrite International*                           5,900        196,544
Digimarc*                                         2,700        103,950
Dset*                                             6,600        200,475
Electronic Data Systems                          26,020      1,073,325
eLoyalty*                                         6,400         81,600
EMC*                                             19,800      1,523,363
Exchange Applications*                            5,600        149,100
FreeShop.com*                                     8,900         52,844
Fujitsu (Japan)                                  25,400        878,338
Globix*                                           5,900        172,944
Gateway*                                         12,200        692,350
General Motors-Class H*                           5,300        465,075
Hall, Kinion & Associates*                        6,300        209,869
Hewlett-Packard                                  23,430      2,925,821
i2 Technologies*                                  4,700        490,048
Igen International*                               1,200         19,875
Informatica*                                      3,200        262,200
International Business Machines                  15,391      1,686,276
L90*                                              6,300         66,150
Lexmark International Group A*                   16,900      1,136,525
Linear Technology                                22,900      1,464,169
Macrovision*                                      4,700        300,433
Manufacturers Services*                           8,100        166,556
Manugistics Group*                                6,100        285,175
McAfee.com*                                       2,500         65,156
Microsoft*                                       48,500      3,880,000
Misys (United Kingdom)                           14,700        121,762
Mobility Electronics*                             1,100         14,300
Multex.com*                                       1,700         42,819
Nanometrics*                                      3,110        128,093
NCR*                                              6,070        236,351
Netegrity*                                        2,700        203,344
Oracle*                                          14,600      1,227,313
Parametric Technology*                            9,700        106,700
Pilot Network Services*                           3,600         53,550
Predictive Systems*                               1,800         64,688
Proxicom*                                         2,800        134,050
Razorfish*                                        4,000         64,250
SeaChange International*                          5,100        147,263
Seagate Technology*                               5,545        304,975
Siebel Systems*                                   3,500        572,469
SkillSoft*                                        4,900         69,213
Spyglass*                                           700         21,919
Sun Microsystems*                                16,100      1,464,094
Teradyne*                                         9,200        676,200
Therma-Wave*                                      1,000         22,313
T/R Systems*                                      3,600         22,950
Veritas Software*                                 9,975      1,127,331
Verity*                                           5,500        209,000
Vertel*                                           5,300         92,750
Yahoo*                                            3,000        371,625
Zamba                                             7,400         40,700
Zoran*                                            6,900        454,969
-------------------------------------------------------------------------
                                                            39,762,827

                         Global Asset Allocation Fund 9

                                             Number         Market
Consumer Products: 2.2%                      of Shares      Value
-------------------------------------------------------------------------
Avon Products                                     5,800    $   258,100
Corning                                           5,900      1,592,263
Estee Lauder Class A                             16,600        820,663
Kimberly-Clark                                   29,870      1,713,791
Shiseido (Japan)                                 16,000        247,244
Tyco International                              107,760      5,105,130
Yankee Candle*                                    3,900         84,338
-------------------------------------------------------------------------
                                                             9,821,529
Consumer Services: 0.1%
-------------------------------------------------------------------------
Service International*                           78,905        251,510
-------------------------------------------------------------------------

Electronics & Electrical Equipment: 7.0%
-------------------------------------------------------------------------
Act Manufacturing*                               11,700        543,319
Aeroflex*                                         6,500        322,969
Agilent Technologies*                             5,847        431,216
Alpha Industries*                                 3,800        167,438
Anadigics*                                        5,150        175,422
ARM Holdings (United Kingdom)*                    5,400         57,555
ATMI*                                             2,600        120,900
Benchmark Electronics                             2,700         98,719
Broadcom-Class A*                                 2,100        459,769
Chartered Semiconductor (Singapore)*             37,000        323,509
Credence Systems*                                 4,900        270,419
Emerson Electric                                 15,750        950,906
Exar*                                             4,800        418,500
General Electric                                130,500      6,916,500
GSI Lumonics*                                     5,600        196,700
Hon Hai Precision*                                5,200         48,390
Integrated Silicon Solution*                      9,200        349,600
Intel                                            45,100      6,029,306
JDS Uniphase*                                    11,900      1,426,513
Keithley Instruments                              2,400        209,100
Kent Electronics*                                 4,000        119,250
Koninklijke Philips Electronics (Netherlands)    28,124      1,326,250
Kyocera (Japan)                                   2,700        457,675
LSI Logic*                                        8,800        476,300
LTX*                                             11,400        398,288
MICREL*                                           4,900        212,844
Molecular Devices*                                1,700        117,619
Motorola                                         14,430        419,372
NEC (Japan)                                      29,641        930,035
Novadigm*                                         4,400         86,900
Oak Technology*                                   3,500         75,469
Photon Dynamics*                                  1,500        112,031
Power Integrations*                               2,500         58,906
PSi Technologies*                                 8,700        180,525
Rockwell International                           15,275        481,163
Rohm (Japan)                                        100         29,209
Rudolph Technologies*                             2,000         77,500
Samsung Electronics (South Korea)                 2,957        978,572
SCI Systems*                                     12,000        470,250
Sharp (Japan)                                       300          5,300
Signal Technology*                                5,300        132,500
Sipex*                                            9,600        265,800
Smiths Industries (United Kingdom)                7,196         93,137
Sony (Japan)                                      3,000        279,846
Texas Instruments                                21,100      1,449,306
Toshiba Corporation (Japan)                      22,000        248,130
Trimble Navigation Limited*                       4,800        234,300
Universal Electronics*                            5,300        130,181
Veeco Instruments*                                3,500        256,375
Venture Manufacturing LTD (Singapore)             1,000         10,191
Williams (United Kingdom)                        14,700         85,067
Xilinx*                                          10,900        899,931
Zygo*                                             1,700        154,381
-------------------------------------------------------------------------
                                                            30,769,353
Energy: 4.5%
-------------------------------------------------------------------------
Anadarko Petroleum                               10,600        522,713
Apache                                            9,300        546,956
BP Amoco - ADR                                   15,800        893,688
BP Amoco (United Kingdom)                        82,359        789,970
Conoco                                           56,680      1,246,960
Conoco Class B                                   31,000        761,438
El Paso Energy                                   13,285        676,705

                                             Number         Market
Energy (Cont.)                               of Shares      Value
-------------------------------------------------------------------------
Enron                                            23,900    $ 1,541,550
Ente Nazionale Idrocarburi SpA (ENI) (Italy)     83,600        482,818
Exxon Mobil                                      53,737      4,218,355
Halliburton                                       6,700        316,156
Nisource                                         16,800        312,900
Royal Dutch Petroleum                            41,990      2,585,009
Schlumberger Limited                              3,545        264,546
Shell Transport & Trading (United Kingdom)      165,060      1,388,439
Suncor Energy (Canada)                            3,642         84,188
Tosco                                            21,205        600,367
Total Fina Elf SA (France)                       12,728      1,951,314
Williams                                         12,730        530,682
-------------------------------------------------------------------------
                                                            19,714,754
Environmental Services: 0.1%
-------------------------------------------------------------------------
PE Corp- PE Biosystems Group                      7,400        487,475
-------------------------------------------------------------------------

Food, Beverage & Tobacco: 1.9%
-------------------------------------------------------------------------
Anheuser Busch                                    5,300        395,844
Coca Cola                                        32,200      1,849,488
Coca-Cola Enterprises                            29,300        477,956
Compagnie Financiere Richemont AG (Switzerland)     262        705,808
Diageo (United Kingdom)                          22,464        201,026
General Mills                                    14,625        559,406
Groupe Danone (France)                            1,838        243,883
Hain Celestial Group*                             5,200        190,775
Koninklijke Ahold (Netherlands)                   8,450        248,686
Nestle SA (Switzerland)                             239        478,308
PepsiCo                                          35,970      1,598,417
Quaker Oats                                       8,890        667,861
Sysco                                            10,900        459,163
Tesco (United Kingdom)                           89,340        277,421
The Seagram Company                               3,200        185,600
-------------------------------------------------------------------------
                                                             8,539,642
Healthcare & Pharmaceuticals: 7.3%
-------------------------------------------------------------------------
Abbott Laboratories                              22,500      1,002,656
Accredo Health*                                   5,700        197,006
Albany Molecular Research*                        1,600         87,100
Allergan                                         10,900        812,050
American Home Products                           32,170      1,889,988
Amgen                                            17,500      1,229,375
Anesta*                                          11,900        296,013
Angiotech Pharmaceuticals*                        3,100        129,425
Arthrocare*                                       2,900        154,425
AstraZeneca (United Kingdom)                      8,236        384,523
Aventis (France)                                 11,920        856,828
Bausch & Lomb                                     9,055        700,631
Baxter International                             31,135      2,189,180
Bristol-Myers Squibb                             36,130      2,104,573
Cephalon*                                         3,900        233,513
Chirex                                            6,200        124,000
Eisai Co. Limited (Japan)                         7,000        224,253
Elan - ADR*                                       3,500        169,531
Elan (Ireland) *                                  6,710        312,902
Fujisawa Pharmaceutical (Japan)                   1,700         68,718
Genentech*                                        4,800        825,600
Idexx Laboratories*                               4,200         96,075
Ilex Oncology*                                    2,200         77,550
Invitrogen*                                       4,100        308,333
Johnson & Johnson                                27,500      2,801,563
Lifepoint Hospitals*                              4,200         93,450
Lilly (Eli)                                       8,300        828,963
Mallinckrodt                                     22,715        986,683
Maxim Pharmaceuticals*                            1,600         82,200
Medicis Pharmaceutical Cl A*                      2,125        121,125
Merck & Company                                  27,705      2,122,896
Neurocrine Biosciences*                           5,600        199,150
Orapharma*                                        2,400         24,000
Pfizer                                           91,850      4,408,800
Pinnacle Holdings*                               11,900        642,600
Priority Healthcare-B*                            5,150        382,709
Professional Detailing*                           3,600        122,625
Province Healthcare*                              9,600        346,800
Rehabcare Group*                                 10,200        277,950
ResMed*                                           6,100        163,175

                         Global Asset Allocation Fund 10

                                             Number         Market
Healthcare & Pharmaceuticals (Cont.)         of Shares      Value
-------------------------------------------------------------------------
Sanofi-Synthelabo (France)                       11,751     $  559,753
Schering-Plough                                  51,100      2,580,550
Serono (Switzerland)                                680        566,858
Sonic Innovations*                                1,300         24,131
St Jude Medical                                   5,700        261,488
Trimeris*                                         1,300         90,919
-------------------------------------------------------------------------
                                                            32,162,636
Industrial Machinery: 0.5%
-------------------------------------------------------------------------
Advanced Energy Industries*                       2,900        170,919
Applied Materials*                               15,200      1,377,500
Caterpillar                                       6,000        203,250
Grainger (W.W.)                                   5,155        158,838
Helix Technology                                  6,800        265,200
Sandvik (Sweden)                                  6,557        137,596
-------------------------------------------------------------------------
                                                             2,313,303
Leisure, Lodging & Entertainment: 0.6%
-------------------------------------------------------------------------
Applebee's International                          2,000         60,625
EMI Group (United Kingdom)                       30,781        285,465
Granada Group (United Kingdom)                   68,382        672,458
Grupo Televisa SA GDR*                            2,200        151,663
Hasbro                                           18,181        273,851
Nintendo (Japan)                                  1,200        209,404
Nippon Television Network (Japan)                   600        390,088
P.F. Chang's China Bistro*                        2,240         71,540
Television Francaise (France)                     5,460        380,484
-------------------------------------------------------------------------
                                                             2,495,578
Metals & Mining: 0.1%
-------------------------------------------------------------------------
Alcoa                                            14,400        417,600
Pohang Iron & Steel (South Korea)                   250         21,741
Pohang Iron & Steel - ADR                         4,000         96,000
SKF AB - A Shares (Sweden)                        3,608         57,296
-------------------------------------------------------------------------
                                                               592,637
Miscellaneous: 0.1%
-------------------------------------------------------------------------
BCE INC W/I*                                     10,600        251,188
Kronos*                                           3,000         78,000
                                                               329,188
Packaging & Containers: 0.2%
-------------------------------------------------------------------------
Owens-Illinois*                                  16,365        191,266
Sealed Air*                                       6,000        314,250
Smurfit-Stone Container*                         15,240        196,215
-------------------------------------------------------------------------
                                                               701,731
Paper & Forest Products: 0.2%
-------------------------------------------------------------------------
Boise Cascade                                    10,925        282,684
Stora Enso Oyj - A Shares (Finland)               1,544         14,149
Stora Enso Oyj - R Shares (Finland)              10,962         99,934
Weyerhaeuser                                      8,925        383,775
-------------------------------------------------------------------------
                                                               780,542
Real Estate: 0.2%
-------------------------------------------------------------------------
Costar Group*                                     5,700        142,856
Cheung Kong Holdings (Hong Kong)                 45,000        497,883
-------------------------------------------------------------------------
                                                               640,739
Retail: 2.6%
-------------------------------------------------------------------------
99 Cents Only Stores*                             3,382        134,857
Ameriking*                                           75            750
Bulgari (Italy)                                  10,544        140,914
Colgate-Palmolive                                12,700        760,413
Cost Plus*                                        5,775        165,670
CVS                                              39,900      1,596,000
Factory 2-U Stores*                               5,628        212,809
Federated Department Stores*                     10,410        351,338
Home Depot                                       35,700      1,782,769
Kohl's*                                           7,400        411,625
Linens N Things*                                  4,200        113,925
Lowe's Companies                                 11,400        468,113
Radioshack                                       17,800        843,275
Sears, Roebuck                                   14,000        456,750
Staples*                                         14,000        215,250
Target                                           13,700        794,600
The Swatch Group (Switzerland)                      295         76,939

                                             Number         Market
Retail (Cont.)                               of Shares      Value
-------------------------------------------------------------------------
The Swatch Group Class B (Switzerland)              273    $   347,055
TJX Companies New                                30,300        568,125
Tuesday Morning*                                  2,000         21,000
Tweeter Home Entertainment Group*                 4,770        144,889
Wal-Mart Stores                                  30,800      1,774,850
-------------------------------------------------------------------------
                                                            11,381,916
Telecommunications: 6.9%
-------------------------------------------------------------------------
Alamosa PCS Holdings*                             5,700        118,988
Alltel                                           22,670      1,404,123
Anaren Microwave*                                 1,650        216,537
A T & T Wireless Group*                          17,900        498,963
BCE (Canada)                                      2,725         64,649
Bell Atlantic*                                   33,595      1,707,046
Cable & Wireless (United Kingdom)                14,384        244,162
California Amplifier*                             3,500        160,125
China Telecom (Hong Kong)*                       92,000        811,366
Choice One Communications*                        3,400        138,763
CTC Communications Group*                         6,133        220,788
Dycom*                                            7,425        341,550
Ericsson LM - B Shares (Sweden)                  28,412        562,375
France Telecom SA (France)                        2,811        392,847
Grupo Carso Global Teleco (Mexico)*              52,025        147,963
GTE                                              16,045        998,801
Intermedia Communications*                        2,200         65,450
KDD (Japan)                                          61          6,150
Korea Telecom - ADR                               5,203        251,695
MCK Communications*                               7,700        178,063
Natural Microsystems*                             4,500        505,969
Net2000 Communications*                           5,000         81,875
Netcom AB - B Shares(Sweden)*                     1,715        126,641
Nextel Communications*                           19,898      1,217,509
Nokia Oyj (Finland)                              23,976      1,223,336
Nortel Networks (Canada)                         12,809        889,136
Nortel Networks                                  52,600      3,589,950
Nokia                                            22,241      1,110,660
Powerwave Technologies*                           3,600        158,400
Price Communications*                             9,578        225,682
Proxim*                                           3,600        356,288
Rural Cellular - Class A*                         2,400        183,750
Saga Communications*                              5,185        114,070
SBA Communcations*                                9,400        488,213
SBC Communications                               70,396      3,044,625
Somera Communications*                            8,000        109,000
Sonera Oyj (Finland)                              2,440        111,220
Spectralink*                                      5,000         73,125
Sprint                                           47,500      2,422,500
Sprint PCS*                                      15,300        910,350
Telefonos De Mexico SA - ADR                      7,334        418,955
Tellabs*                                          9,800        670,688
Tollgrade Communications*                         4,200        556,500
Transwitch*                                         400         30,875
Vodafone Airtouch (United Kingdom)              406,204      1,646,983
Vodafone Group - ADR                             20,000        828,750
Voicestream Wireless*                             4,878        567,296
Winstar Communications*                           1,650         55,894
-------------------------------------------------------------------------
                                                            30,248,644
Textiles, Apparel & Furniture: 0.1%
-------------------------------------------------------------------------
Gucci Group NV - NY Reg Shares                    4,767        451,673
-------------------------------------------------------------------------

Transportation & Shipping: 0.3%
-------------------------------------------------------------------------
Burlington Northern Santa Fe                     21,880        501,873
Deutsche Lufthansa AG (Denmark)                   6,958        162,400
EGL*                                              5,300        162,975
Expeditors International                          4,900        232,750
Fritz*                                            5,000         51,563
United Parcel Service - Class B                   6,300        371,700
-------------------------------------------------------------------------
                                                             1,483,261
Utilities: 1.7%
-------------------------------------------------------------------------
Cinergy                                          32,185        818,706
CP&L Energy                                      16,700        533,356
Dominion Resources                               19,965        855,999
Edison International                             33,015        676,808
Entergy                                          36,805      1,000,636

                         Global Asset Allocation Fund 11

                                             Number         Market
Utilities (Cont.)                            of Shares      Value
-------------------------------------------------------------------------
Hong Kong & China Gas (Hong Kong)                 8,000   $      8,980
Hong Kong Electric (Hong Kong)                    2,000          6,440
Iberdrola S.A. (Spain)                           10,520        135,572
Korea Electric Power (South Korea)                4,480        139,017
Nippon Telegraph & Telephone (Japan)                 88      1,169,133
Reliant Energy                                   24,500        724,281
Scottish Power (United Kingdom)                  38,288        323,516
Telefonica (Spain)*                              28,161        604,856
Telefonica - ADR*                                 1,941        124,358
TXU                                              15,480        456,660
-------------------------------------------------------------------------
                                                             7,578,318
Total Common Stock: 59.7%
(Cost $186,312,804)                                        262,516,241
-------------------------------------------------------------------------

Preferred Stocks:
-------------------------------------------------------------------------
Ameriking PIK 13.00%                              4,679         38,602
California Federal 9.125%                         4,000         84,750
Chevy Chase 10.37%                                  670         34,170
Citadel Broadcasting PIK 13.00%                     573         58,546
Concentric Network PIK 13.00%                       255         25,216
CSC Holdings PIK 11.125%                             17          1,784
CSC Holdings PIK 11.75%                               6            646
Dobson Communications PIK 12.25%                    103         10,280
Dobson Communications PIK 13.00%                  1,136        117,834
First Rep Cap 10.50% 144A                         1,000         88,250
Global Crossing 10.50%                              860         83,205
Intermedia Communications PIK 13.50%              1,199        116,018
Nebco Evans Holding PIK 11.25%                       10              4
Nextel Communications PIK 13.00%                    320         34,328
Nextel Communications PIK 11.125%                     3            292
Nextlink Communications PIK 14.00%                   54          2,795
Paxson Communications PIK 13.25%                    746         71,839
Paxson Communications PIK 12.00%                    786         78,822
Psi Net Conv Pref                                   900         30,713
Public Service New Hampshire 10.60%                 527         13,175
R&B Falcon 13.875%                                  500         81,563
-------------------------------------------------------------------------

Total Preferred Stock: 0.2%
(Cost $1,042,980)                                              972,832
-------------------------------------------------------------------------

Warrants/Rights:
-------------------------------------------------------------------------
Anker Coal Group                                      4              0
Birch Telecom Warrants                               30          1,650
Carrier 1                                            55         17,050
Cellnet Data Systems                              1,708             78
Diva Systems Warrants                               510          7,140
Epic Resorts                                         30              0
Firstworld Communications Warrants                  140          9,800
Globalstar Telecom                                  206              7
KMC Telecom Holdings                                125          3,125
Knology Holdings Warrant                              1            825
Mediq                                                40              0
MGC Communication Warrants                           80          3,001
Onepoint Communications Warrants                     12            400
Orbital Imaging                                     350            805
Startec Global                                       50            140
Telehub Communications                              499             15
-------------------------------------------------------------------------

Total Warrants/Rights: 0.0%
(Cost $16,962)                                                  44,036
-------------------------------------------------------------------------

Options:
USD call on Japanese Yen                             14      4,320,175
-------------------------------------------------------------------------

Total Options: 0.9%
(Cost $4,257,480)                                            4,320,175
-------------------------------------------------------------------------

                                             Par
Repurchase Agreement:                        Amount
-------------------------------------------------------------------------
Salomon Smith Barney Repurchase
Agreement, dated 6/30/00, 6.50%,
maturing 7/3/00, collateralized by $8,655,000
U.S. Treasury Bonds, 8.875%, 8/15/27,
market value $11,373,327                    $11,090,000     11,090,000
-------------------------------------------------------------------------

                                             Par            Market
                                             Amount         Value
-------------------------------------------------------------------------
Total Repurchase Agreement: 2.5%
(Cost $11,090,000)                                       $  11,090,000
-------------------------------------------------------------------------

Money Market Instruments:
-------------------------------------------------------------------------
General Electric Capital
6.54%, 7/17/00 (+)                           $6,000,000      5,982,587
-------------------------------------------------------------------------

Total Money Market Instruments: 1.3%
(Cost $5,982,587)                                            5,982,587
-------------------------------------------------------------------------

Total Investments: 96.4%
(Cost $352,741,523)                                        424,988,759
-------------------------------------------------------------------------
Other Asset over Liabilities: 3.6%                          15,953,691
-------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $15.450 per share based on
28,539,718 shares issued and outstanding)                 $440,942,450
-------------------------------------------------------------------------

Components of Net Assets at June 30, 2000:
-------------------------------------------------------------------------
Common Stock, $.01 par value
50,000,000 authorized shares                              $    285,397
Paid in capital in excess of par value
  of shares issued                                         343,671,840
Undistributed net investment income (++)                     1,473,750
Accumulated net realized gain on
  investments and futures contracts                         21,395,423
Net unrealized appreciation of investments,
  foreign currencies, and futures contracts                 74,116,040
-------------------------------------------------------------------------

Total Net Assets                                          $440,942,450
-------------------------------------------------------------------------

*   Non-income producing security.
**  Security is currently in default.
*** Par amounts for foreign debt are expressed in local currency
ADR - American Depository Receipt
GDR - Global Depository Receipt
PIK - Pay in kind security.
(1)   Step-up Bond
(+)   Fully or partially pledged as collateral for open futures contracts.
(++) Undistributed net investment income includes net realized gains (losses) on foreign curriencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 12

Lincoln National Global Asset Allocation Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 2000

Investment income:
 Interest                                                        $ 5,705,974
-----------------------------------------------------------------------------
 Dividends                                                         2,628,459
-----------------------------------------------------------------------------
 Less: Foreign withholding tax                                      (102,062)
-----------------------------------------------------------------------------
  Total investment income                                          8,232,371
-----------------------------------------------------------------------------

Expenses:
 Management fees                                                   1,616,286
-----------------------------------------------------------------------------
 Accounting fees                                                     181,573
-----------------------------------------------------------------------------
 Custody fees                                                        172,058
-----------------------------------------------------------------------------
 Printing and postage                                                 66,376
-----------------------------------------------------------------------------
 Legal fees                                                           14,254
-----------------------------------------------------------------------------
 Directors fees                                                        2,100
-----------------------------------------------------------------------------
 Other                                                                42,155
-----------------------------------------------------------------------------
  Total expenses                                                   2,094,802
-----------------------------------------------------------------------------
Net investment income                                              6,137,569
-----------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments,
futures contracts, and foreign currency related transactions:
 Net realized gain (loss) on:
  Investment transactions                                          30,873,189
-----------------------------------------------------------------------------
  Futures contracts                                               (10,468,001)
-----------------------------------------------------------------------------
  Foreign currency transactions                                    (5,038,985)
-----------------------------------------------------------------------------
  Net realized gain on investments, futures
  contracts, and foreign currency related transactions             15,366,203
-----------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of:
   Investments and futures contracts                              (28,910,873)
-----------------------------------------------------------------------------
   Foreign currency                                                 1,142,566
-----------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation of
   investments, futures contracts, and foreign currency
   related transactions                                           (27,768,307)
-----------------------------------------------------------------------------
Net realized and unrealized loss on investments, futures
contracts, and foreign currency related transactions              (12,402,104)
-----------------------------------------------------------------------------
Net decrease in net assets resulting from operations              $(6,264,535)
-----------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                           Six months
                                                           ended
                                                           6/30/00          Year ended
                                                           (Unaudited)      12/31/99
                                                           -------------------------------
Changes from operations:
 Net investment income                                      $  6,137,569    $   9,981,044
------------------------------------------------------------------------------------------
 Net realized gain on investment transactions,
 futures contracts, and foreign currency transactions         15,366,203       33,652,307
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation /depreciation
 of investments, futures contracts, and foreign currency     (27,768,307)       8,251,741
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                     (6,264,535)      51,885,092
------------------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                                 -       (8,090,100)
------------------------------------------------------------------------------------------
 Net realized gain on investment transactions                (30,595,889)     (13,318,486)
------------------------------------------------------------------------------------------
  Total distributions to shareholders                        (30,595,889)     (21,408,586)
------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions                    (13,000,665)     (29,826,853)
------------------------------------------------------------------------------------------
 Total increase (decrease) in net assets                     (49,861,089)         649,653
------------------------------------------------------------------------------------------

Net Assets, beginning of period                              490,803,539      490,153,886
------------------------------------------------------------------------------------------
Net Assets, end of period                                   $440,942,450     $490,803,539
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 13

Lincoln National Global Asset Allocation Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                           Six months
                                           ended
                                           6/30/00     Year ended December 31,
                                           (Unaudited) 1999       1998       1997       1996       1995
                                          ------------------------------------------------------------------
Net asset value, beginning of period        $ 16.793   $ 15.759   $ 15.628   $ 14.226   $ 13.391   $ 11.144

Income from investment operations:
   Net investment income 2                     0.221      0.323      0.357      0.383      0.392      0.412
   Net realized and unrealized gain (loss)
     on investments and foreign currency      (0.419)     1.409      1.585      2.205      1.522      2.247
                                          ------------------------------------------------------------------
   Total from investment operations           (0.198)     1.732      1.942      2.588      1.914      2.659
                                          ------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income            -     (0.266)    (0.589)         -     (0.392)    (0.412)
   Distributions from net realized gain on
      investment transactions                 (1.145)    (0.432)    (1.222)    (1.186)    (0.687)         -
                                          ------------------------------------------------------------------
Total dividends and distributions             (1.145)    (0.698)    (1.811)    (1.186)    (1.079)    (0.412)
                                          ------------------------------------------------------------------
Net asset value, end of period              $ 15.450   $ 16.793   $ 15.759   $ 15.628   $ 14.226   $ 13.391
                                          ------------------------------------------------------------------

Total Return(1)                                (1.16%)    11.36%     13.50%     19.47%     15.04%     23.95%

Ratios and supplemental data:
   Ratio of expenses to average net assets      0.93%(3)   0.91%      0.91%      0.89%      1.00%      0.92%
   Ratio of net investment income
      to average net assets                     2.73%(3)   2.05%      2.36%      2.77%      2.93%      3.36%
   Portfolio Turnover                          87.42%    134.31%    133.84%    178.40%    167.33%    146.49%
   Net assets, end of period (000 omitted)  $440,942   $490,804   $490,154   $438,090   $316,051   $248,772

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Per share information for the periods ended June 30, 2000, December 31, 1999 and 1998 were based on the average shares outstanding method.

(3) Annualized

See accompanying notes to financial statements.

                         Global Asset Allocation Fund 14

Lincoln National Global Asset Allocation Fund, Inc.

Notes to Financial Statements - Unaudited
June 30, 2000

The Fund: Lincoln National Global Asset Allocation, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service, and such prices are believed to reflect the fair value of such securities. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last asked price for options written and the last bid price for options purchased. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities whish are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Options: The fund may purchase or write options that are exchange traded to hedge risks in the price of certain securities. When the fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to risk of a imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. The Fund did not write any option during the six months ended June 30, 2000.

                         Global Asset Allocation Fund 15

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $200,000,000 of the average daily net assets of the Fund, .70% of the next $200,000,000, and .68% of the average daily net assets of the Fund in excess of $400,000,000. The sub-adviser, Putnam Investments, is paid directly by the adviser.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Company and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2000 are as follows:

         Aggregate       Aggregate        Gross            Gross           Net
         Cost of         Proceeds         Unrealized       Unrealized      Unrealized
         Purchases       From Sales       Appreciation     Depreciation    Appreciation
         ------------------------------------------------------------------------------
         $359,753,329    $420,887,126     $86,519,015      $(14,271,779)   $72,247,236


4. Supplemental Financial Instrument Information

Options: The Fund may purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. The Fund did not write any options during the year ended. Purchased options that were open at June 30, 2000 were as follows:

                                         Notional       Expiration     Unrealized
         Options                         Cost Amount    Date           Gain
         ------------------------------------------------------------------------
         (14) USD Call on Japanese Yen   $4,257,480     Sept 2000      $62,695

                         Global Asset Allocation Fund 16

Forward Foreign Currency Contracts: The Fund may enter into forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at June 30, 2000 were as follows:

         Contracts to      Foreign                 U.S. Cost                       Unrealized
         Receive (Deliver) Currency               (Proceeds)    Settlement Dates   Gain (Loss)
         --------------------------------------------------------------------------------------
         34,471,840        Australian Dollar      $20,391,636    September 2000     $ 234,895
         (4,725,712)       Australian Dollar       (2,782,980)   September 2000       (44,692)
         3,845,500         Canadian Dollar          2,610,659    September 2000        (6,136)
         (15,859,100)      Canadian Dollar        (10,764,176)   September 2000        22,947
         4,459,076         Danish Kroner              565,873    September 2000         6,321
         64,442,700        European Monetary Unit  61,642,234    September 2000       191,117
         (25,927,900)      European Monetary Unit (24,921,589)   September 2000        43,536
         (67,700,000)      Greek Drakma              (191,812)   September 2000           543
         67,750,000        Greek Drakma               191,141    September 2000          (717)
         (5,620,000)       Hong Kong Dollar          (721,444)   September 2000          (367)
         3,150,000         Hong Kong Dollar           404,177    September 2000           191
         (3,420,532,880)   Japanese Yen           (32,675,628)   September 2000       (41,514)
         3,517,900,530     Japanese Yen            33,607,642    September 2000        40,814
         1,637,000         Great Britian Pound      2,497,269    September 2000       (16,824)
         (3,356,800)       Great Britian Pound     (5,107,017)   September 2000        20,665
         1,710,000         Norwegian Kroner           194,818    September 2000         4,372
         160,000           New Zealand Dollar          75,840    September 2000          (738)
         (540,000)         Singapore Dollar          (315,673)   September 2000            43
         530,360           Swiss Francs               324,207    September 2000         3,404
         (1,450,000)       Swiss Francs              (877,416)   September 2000       (18,270)
         (7,592,990)       Swedish Krona             (866,968)   September 2000           336
                                                                                     --------
                                                                                     $439,926
                                                                                     ========

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at June 30, 2000 was $5,982,587. The unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Financial futures contracts open at June 30, 2000 were as follows:

                                                     Notional    Expiration       Unrealized
         Contracts                                Cost Amount    Dates           Gain (Loss)
         ------------------------------------------------------------------------------------
         (31) CAC 40 Index contracts              $(1,914,049)   July 2000            $9,963
         17 S&P 500 Index contracts                 6,334,280    September 2000      (94,855)
         (9) Russell 2000 Index contracts          (2,346,985)   September 2000       (4,715)
         139 U.S. 10 Year Treasury note contracts  13,573,312    September 2000      116,016
         (23) Long Gilt contracts                  (3,779,481)   September 2000     (178,296)
         (81) Ftse 100 Index contracts             (8,039,454)   September 2000      249,275
         (35) Euro Eurobond contracts              (3,314,204)   September 2000     (196,290)
         16 Euro Eurobond contracts                 1,571,509    September 2000       33,288
         304 Australian All Ords Index contracts   14,615,368    September 2000      574,277
         (10) Dax Index contracts                  (1,772,015)   September 2000      113,397
         290 Japan 10 Year contracts                3,596,444    September 2000       30,948
         23 Tokyo Price Index contracts             3,403,997    September 2000       45,029
         (3) MIB 30 Index contracts                  (680,544)   September 2000        6,335
                                                                                   ---------
                                                                                   $ 704,372
                                                                                   =========

                         Global Asset Allocation Fund 17

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At June 30, 2000 the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at fair a price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                                Shares Issued Upon                                  Net Increase (Decrease)
                         Capital                Reinvestment of         Capital Shares              Resulting From Capital
                         Shares Sold            Dividends               Redeemed                    Share Transactions
                        ------------------------------------------------------------------------------------------------------
                         Shares    Amount       Shares     Amount       Shares       Amount         Shares       Amount
                        ------------------------------------------------------------------------------------------------------
Six months ended
  June 30, 2000
  (Unaudited):           161,428   $ 2,611,703  1,986,359  $30,595,889  (2,834,417)  $(46,208,257)    (686,630)  $(13,000,665)
Year ended
  December 31, 1999:     645,023    10,154,048  1,365,709   21,408,586  (3,886,646)  (61,389,487)   (1,875,914)   (29,826,853)

7. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.







                         Global Asset Allocation Fund 18